MAXIM SERIES FUND, INC.
8515 East Orchard Road
Greenwood Village, CO 80111

March 2, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Maxim Series Fund, Inc.
Post-Effective Amendment No. 103 to Registration Statement on Form N-1A
File Nos. 2-75503, 811-03364

Commissioners:

Filed herewith is post-effective amendment no. 103 (“Amendment No. 103”) to the above referenced registration statement filed on behalf of Maxim  Series Fund, Inc. (the “Registrant”) pursuant to Rule 485(a)(1) under the Securities Act of 1933.

Amendment No. 103 contains the Prospectuses relating to all series of the Registrant except the series listed below which were included in Registrant’s post-effective amendment no. 102 filed on January 14, 2010.

•	Maxim Janus Large Cap Growth Portfolio
•	Maxim Invesco ADR Portfolio
•	Maxim Bond Index Portfolio
•	Maxim SecureFoundation Balanced Portfolio – Classes G and G1
•
Maxim Profile I Portfolios (Maxim Conservative Profile I Portfolio, Maxim Moderately Conservative Profile I Portfolio, Maxim Moderate Profile I Portfolio, Maxim Moderately Aggressive Profile I Portfolio, Maxim Aggressive Profile I Portfolio)

Registrant is filing Amendment No. 103 as part of the 2010 annual update of the registration statement.  Amendment No. 103 is not intended to amend or delete any part of the registration statement except as specifically noted therein.

Please direct any question or comment regarding Amendment No. 103 to me at (303) 737-4675, or to Ann Furman or Chip Lunde at Jorden Burt LLP, (202) 965-8130 and (202) 965-8139, respectively.

Very truly yours,

/s/ Ryan L. Logsdon
Ryan L. Logsdon
Assistant Vice President & Counsel
Great-West Life & Annuity Insurance Company

Enclosures

cc:	Jason Fox, Office of Insurance Products, Division of Investment Management
Ann B. Furman, Esq.
Chip Lunde, Esq.